UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)

FOREIGN GOVERNMENT NOTES/BONDS - 2.8%
Buoni del Tesoro Poliennali (1)			Amount	Value
2.700%, 03/01/2047		EUR	1,417,000	$1,499,032
3.450%, 03/01/2048		EUR	2,912,000	3,506,652
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $5,109,711)				5,005,684

PURCHASED OPTIONS - 0.2%	Contracts		Notional
Call Options Purchased - 0.1%
E-mini S&P 500 Options at $2,550, November 17, 2017	242	USD	30,484,256	146,410
Total Call Options Purchased (premiums paid 62,330)				146,410

Put Options Purchased - 0.0%
E-mini S&P 500 Options at $2,450, October 20, 2017	311	USD	39,176,048	68,420
Total Put Options Purchased (premiums paid 150,010)				68,420

Currency Option Purchased - 0.0%
USD Put / JPY Call at 105, December 10, 2017		JPY	19,599,000	882
Total Currency Option Purchased (premiums paid 85,060)				882

Binary Options Purchased - 0.1% (2)
GBP/USD <= 1.3235 and GBP 5yr >= 1.3595, January 26, 2018		GBP	394,000	51,476
GBP/USD <= 1.3310 and GBP 5yr >= 1.350, January 19, 2018		GBP	394,000	51,740
EURO STOXX 50 Index >=3,550 and EUR/USD <=1.14, December 15, 2017		EUR	411,000	51,652
EURO STOXX 50 Index >=3,700 and EUR/USD <=1.16, December 15, 2017		EUR	417,000	55,003
EURO STOXX 50 Index >=3,750 and EUR/USD <=1.10, December 15, 2017		EUR	402,000	4,422
Total Binary Barrier Options Purchased (premiums paid $268,341)				214,293

TOTAL PURCHASED OPTIONS (Cost $565,741)				430,005

DISPERSION WARRANTS - 0.5% (3)
Euro STOXX 50 Index - Societe Generale
Issue Date: 09/04/2017, Expiration Date: 12/21/2018	3,760	EUR	376,000	473,677
Euro STOXX 50 Index - Deutsche Bank AG
Issue Date: : 09/12/2017, Expiration Date: 12/21/2018	376,900	EUR	376,900	445,456
TOTAL DISPERSION WARRANTS (Cost $890,324)				919,133

SHORT-TERM INVESTMENTS - 75.5%
Foreign Government Obligation - 59.1% (3) (4)			Principal
French Discount Treasury Bills
(0.648%), 11/08/2017		EUR	33,600,000	39,738,701
(0.680%), 11/31/2018		EUR	8,500,000	10,068,105
(0.635%), 03/28/2018		EUR	4,200,000	4,979,921
Japanese Government Bond
(0.187%), 03/12/2018		JPY	4,500,000,000	40,015,148
United Kingdom Treasury Gilt
1.250%, 07/22/2018		GBP	6,600,000	8,905,485
Total Foreign Government Obligation (Cost $102,610,344)				103,707,360

United States Treasury Bills - 16.4% (4)
(0.899%), 10/12/2017		USD	3,500,000	3,499,110
1.000%, 12/07/2017		USD	25,200,000	25,154,719
Total United States Treasury Bills (Cost $28,649,540)				28,653,829

TOTAL SHORT-TERM INVESTMENTS (Cost $131,259,884)				$132,361,189

Total Investments (Cost $137,825,660) - 79.0%				138,716,011
Other Assets in Excess of Liabilities - 21.0%				36,689,296
TOTAL NET ASSETS - 100.0%				$175,405,307

(1) Foreign issued security.
(2) One-touch option, option will pay only if both terms are met at expiration.
(3) The payout of the dispersion warrants is calculated based on the observed volatility of a weighted basket of 30 component stocks of the STOXX 50 Index relative to each stock’s assigned strike value in excess of the volatility of the STOXX 50 Index relative to a strike volatility between the issuance and termination date of the respective warrant.

(4) Rate quoted is effective yield of position.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)
WRITTEN OPTIONS - (0.0%)	Contracts	Notional ($)	Value

Written put option - (0.0%)

E-mini S&P 500 Options at $2,310, November 17, 2017	(40.00)	(5,038,720)	$(8,900)

E-mini S&P 500 Options at $2,330, October 20, 2017	(311.00)	(39,176,048)	(18,660)

Total written put option (premiums received $106,102)			$(27,560)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement Date		Currency Received	Current USD Value		Currency Delivered	Current USD Value	Unrealized Gain/(Loss)
11/8/17	USD	37,569,571	$37,569,571	EUR	33,600,000	$39,798,795	$(2,229,224)
12/20/17	USD	4,146,592	4,146,592	KRW	4,677,998,895	4,088,945	57,647
12/20/17	USD	160,000	160,000	IDR	2,143,106,500	157,946	2,054
12/20/17	USD	4,084,461	4,084,461	RUB	239,062,238	4,092,257	(7,796)
12/20/17	USD	510,000	510,000	HUF	132,947,627	506,260	3,740
12/20/17	EUR	5,124,000	6,084,829	SEK	48,922,648	6,036,822	48,007
12/20/17	USD	836,996	836,996	PHP	42,971,891	842,175	(5,179)
12/20/17	USD	3,081,000	3,081,000	ZAR	41,165,858	3,000,224	80,776
12/20/17	USD	460,000	460,000	INR	30,161,950	457,311	2,689
12/20/17	USD	5,940,317	5,940,317	BRL	18,865,767	5,890,429	49,888
12/20/17	USD	21,216,558	21,216,558	EUR	17,693,288	21,011,052	205,506
12/20/17	GBP	14,072,847	18,907,052	EUR	15,668,225	18,606,258	300,794
12/20/17	GBP	7,398,000	9,939,309	CAD	12,035,421	9,650,876	288,433
12/20/17	CHF	7,695,429	7,992,848	USD	7,953,480	7,953,480	39,368
12/20/17	USD	8,021,750	8,021,750	CHF	7,695,429	7,992,848	28,902
12/20/17	USD	240,000	240,000	TWD	7,234,851	239,589	411
12/20/17	TRY	23,087,783	6,325,111	USD	6,544,975	6,544,975	(219,864)
12/20/17	USD	5,108,506	5,108,506	AUD	6,374,000	4,994,904	113,602
12/20/17	NOK	38,597,000	4,855,589	CAD	6,025,402	4,831,606	23,983
12/20/17	JPY	657,164,542	5,864,982	USD	5,999,481	5,999,481	(134,499)
12/20/17	SEK	48,922,648	6,036,822	EUR	5,122,796	6,083,399	(46,577)
12/20/17	USD	4,047,000	4,047,000	CAD	5,031,771	4,034,840	12,160
12/20/17	MYR	16,898,754	3,990,239	USD	4,026,907	4,026,907	(36,668)
12/20/17	BRL	12,522,012	3,909,728	USD	3,958,422	3,958,422	(48,694)
12/20/17	CAD	6,213,203	4,982,198	GBP	3,717,000	4,993,838	(11,640)
12/20/17	TRY	13,987,258	3,831,938	EUR	3,293,274	3,910,813	(78,875)
12/20/17	HUF	561,166,012	2,136,902	USD	2,196,047	2,196,047	(59,145)
12/20/17	PLN	6,318,628	1,732,058	USD	1,768,811	1,768,811	(36,753)
12/20/17	INR	99,503,589	1,508,659	USD	1,538,512	1,538,512	(29,853)
12/20/17	USD	360,000	360,000	PLN	1,311,032	359,379	621
12/20/17	SEK	9,614,203	1,186,347	USD	1,211,932	1,211,932	(25,585)
12/20/17	NOK	7,150,202	899,511	USD	913,369	913,369	(13,858)
12/20/17	SGD	1,035,339	763,982	USD	768,937	768,937	(4,955)
12/20/17	CLP	472,495,855	736,816	USD	756,668	756,668	(19,852)
12/20/17	IDR	9,173,781,408	676,102	USD	689,868	689,868	(13,766)
12/20/17	RUB	35,034,708	599,723	USD	598,280	598,280	1,443
12/20/17	USD	60,000	60,000	NOK	469,081	59,011	989
12/20/17	TWD	13,925,737	461,163	USD	466,728	466,728	(5,565)
12/20/17	ZAR	5,869,694	427,791	USD	442,765	442,765	(14,974)
12/20/17	USD	50,000	50,000	SEK	397,720	49,077	923
12/20/17	USD	110,000	110,000	TRY	395,875	108,454	1,546
12/20/17	USD	169,999	169,999	SGD	228,775	168,814	1,185
12/20/17	PHP	1,023,100	20,051	USD	20,000	20,000	51
1/22/18	GBP	41,250	55,477	USD	54,707	54,707	770
1/31/18	USD	10,128,515	10,128,515	EUR	8,500,000	10,119,460	9,055
3/12/18	USD	42,172,008	42,172,008	JPY	4,500,000,000	40,342,511	1,829,497
3/28/18	USD	5,076,712	5,076,712	EUR	4,200,000	5,016,722	59,990
7/23/18	USD	8,859,129	8,859,129	GBP	6,641,250	8,980,354	(121,225)
							$(517)
	(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)
Interest Rate Swap
Counterparty	Rate paid	Rate received	Payment Frequency	Termination Date		Notional Amount	Value/Unrealized Gain/(Loss)
JPM	BRL CDI (1)	7.630%	at maturity	1/2/2019	BRL	46,998,155	$66,526
Goldman Sachs	7.980%	BRL CDI	at maturity	1/2/2019	BRL	47,162,959	(129,314)
Goldman Sachs	BRL CDI	9.043%	at maturity	1/4/2021	BRL	18,963,267	72,780
JPM	8.910%	BRL CDI	at maturity	1/4/2021	BRL	18,963,026	(47,248)
JPM	2.500%	AUD BBSW (2)	semi-annual	12/20/2022	AUD	13,500,000	75,389
JPM	0.877%	6 month GBP LIBOR (3)	semi-annual	12/20/2022	GBP	13,692,759	240,478
JPM	1.007%	HUF BUBOR (4)	annual	12/20/2022	HUF	1,200,000,000	7,172
JPM	2.033%	6 month USD LIBOR	semi-annual	12/20/2022	USD	10,100,000	(7,375)
JPM	0.280%	6 month JPY LIBOR	semi-annual	12/14/2026	JPY	1,130,349,000	52,934
JPM	HUF BUBOR	2.066%	annual	12/20/2027	HUF	562,544,710	(44,765)
JPM	6 month JPY LIBOR	0.945%	semi-annual	12/14/2046	JPY	394,789,000	(99,311)
Total of Interest Return Swap							$187,266

Inflation Swap
Counterparty	Rate paid	Rate received	Payment Frequency	Termination Date		Notional Amount	Value/Unrealized Gain/(Loss)
JPM	3.552%	UK-RPI (5)	at maturity	2/14/2022	GBP	11,271,000	64,209
JPM	3.511%	UK-RPI	at maturity	3/15/2022	GBP	3,523,000	18,589
Total of Inflation Swap							$82,798

(1) BRL CDI - Brazil average one-day interbank deposit rate
(2) AUD BBSW - Australian Bank Bill Swap Rate
(3) LIBOR - London Interbank Offered Rate
(4) HUF BUBOR - Budapest Inter-Bank Offered Rate
(5) UK-RPI - United Kingdom Retail Price Index

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
JPY - Japanese Yen
JPM - J.P. Morgan Investment Bank

	Fulcrum Diversified Absolute Return Fund
	Consolidated Schedule of Investments
	September 30, 2017 (Unaudited)
	TOTAL RETURN SWAPS
	Reference Entity	Counterparty	Floating Rate (Paid) Received	Payment Frequency	Termination Date		Notional Amount	Value/Unrealized Appreciation/ (Depreciation)
[1]	JPCMFBAN Index	JPM	(USD LIBOR 1M 1.238% + 0.70%)	monthly	12/21/2017	USD	8,039,733	$163,698
[2]	JPCMFMIN Index	JPM	(USD LIBOR 1M 1.238% + 0.54%)	monthly	6/7/2018	USD	2,902,264	(30,156)
[3]	JPEBCSMI Index	JPM	(CHF LIBOR 1M -0.785% + 0.30%)	monthly	5/23/2018	CHF	1,484,732	13,501
[4]	JPTAOBRL Index	JPM	(BRL CDI 8.140% + 0.50%)	monthly	9/20/2018	BRL	906,204	(9,680)
[5]	KOSPI - Korea Stock Exchange 200 Index	JPM	KRW SYNTHETIC 1M	at maturity	12/18/2017	KRW	624,443,250	(322)
								$137,041

[1]	JPCMFBAN (the underlying index for this derivative) is a custom basket of bank stocks. The components of the basket as of September 30, 2017 are shown below:
Name	Quantity	Value	Weight
Bank of America Corp	73,469	$1,861,704	11.30%
Citigroup Inc	23,142	1,683,349	10.22%
US Bancorp	22,394	1,200,094	7.28%
Wells Fargo & Co	18,657	1,028,934	6.24%
Citizens Financial Group Inc	23,244	880,250	5.34%
Regions Financial Corp	57,398	874,172	5.30%
Comerica Inc	11,299	861,662	5.23%
Fifth Third Bancorp	28,883	808,146	4.90%
First Republic Bank/CA	7,524	785,957	4.77%
SunTrust Banks Inc	13,123	784,362	4.76%
KeyCorp	41,247	776,269	4.71%
PNC Financial Services Group Inc/The	5,404	728,297	4.42%
Huntington Bancshares Inc/OH	49,657	693,212	4.21%
M&T Bank Corp	4,133	665,578	4.04%
BB&T Corp	13,812	648,335	3.93%
Zions Bancorporation	13,469	635,467	3.86%
Capital One Financial Corp	7,008	593,297	3.60%
Cullen/Frost Bankers Inc	4,232	401,701	2.44%
People's United Financial Inc	16,251	294,793	1.79%
New York Community Bancorp Inc	21,158	272,727	1.66%
		$16,478,306	100.00%

[2]	JPCMFMIN (the underlying index for this derivative) is a custom basket of mining company stocks. The components of the basket as of September 30, 2017 are shown below:

Name	Quantity	Value	Weight
Newmont Mining Corp	39,113	$1,467,129	8.56%
Barrick Gold Corp	83,671	1,346,266	7.86%
Royal Gold Inc	14,559	1,252,656	7.31%
Kinross Gold Corp	284,848	1,207,756	7.05%
Hecla Mining Co	240,323	1,206,421	7.04%
Pan American Silver Corp	66,277	1,130,023	6.60%
Agnico Eagle Mines Ltd	24,966	1,128,713	6.59%
Randgold Resources Ltd	10,575	1,032,755	6.03%
IAMGOLD Corp	157,534	960,957	5.61%
Goldcorp Inc	69,592	901,912	5.26%
Franco-Nevada Corp	10,477	811,758	4.74%
Cia de Minas Buenaventura SAA	63,285	809,415	4.72%
Wheaton Precious Metals Corp	38,964	743,823	4.34%
Yamana Gold Inc	258,333	684,582	4.00%
Gold Fields Ltd	133,903	577,122	3.37%
New Gold Inc	141,494	524,943	3.06%
AngloGold Ashanti Ltd	54,398	505,357	2.95%
Eldorado Gold Corp	205,702	452,544	2.64%
Tahoe Resources Inc	44,186	232,860	1.36%
Sibanye Gold Ltd	34,787	155,150	0.91%
		$17,132,142	100.00%

[3]	JPEBCSMI (the underlying index for this derivative) is a custom basket of Swiss stocks.
[4]	JPTAOBRL (the underlying index for this derivative) is a custom basket of Brazilian stocks.
[5]	KOSPI Composite Index (the underlying index for this derivative) is a custom basket of Korea Composite Stock Price Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2017 (Unaudited)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	5	October 2017	$628,412	$4,432	$9,563
	Australia SPI 200 Index	14	December 2017	1,601,151	6,040	(11,286)
	Australian 10 Year Government Bond	(2)	December 2017	(152,460)	16	(5)
	Australian Dollar	11	December 2017	876,503	(1,650)	(14,543)
	BIST 30 Index	(561)	October 2017	(2,027,592)	(1,181)	21,350
*	Brent Crude	2	October 2017	114,434	(740)	(854)
	British Pound	(18)	December 2017	(1,510,921)	4,388	(966)
	CAC 40 Index	42	October 2017	2,601,465	17,622	56,424
	Canadian 10 Year Government Bond	86	December 2017	9,499,717	(9,649)	(191,802)
	Canadian Dollar	8	December 2017	655,821	(2,160)	(13,781)
*	Cocoa	(21)	December 2017	(415,953)	(6,300)	(13,077)
*	Coffee 'C'	(4)	December 2017	(199,187)	675	7,112
*	Copper	2	December 2017	158,267	(1,300)	(10,517)
*	Corn	11	December 2017	211,507	1,513	(16,120)
*	Cotton No. 2	7	December 2017	254,106	(1,820)	(14,531)
	DAX Index	7	December 2017	2,610,079	15,512	49,095
	E-mini Dow	12	December 2017	1,327,368	1,620	13,392
	E-mini S&P 500	(2)	December 2017	(250,671)	(840)	(939)
	Euro FX Currency	10	December 2017	1,487,380	2,125	(4,317)
	EURO STOXX 50 Index	275	December 2017	11,451,367	84,505	233,129
	Euro-BTP Italian Government Bond	12	December 2017	1,939,691	-	(11,481)
	Euro-Bund	(44)	December 2017	(8,577,957)	(10,921)	65,542
	Euro-BUXL 30 Year Bond	2	December 2017	397,802	1,986	(8,016)
	Euro-OAT	18	December 2017	3,343,400	5,106	(16,534)
*	Feeder Cattle	2	November 2017	150,062	(975)	3,938
	FTSE 100 Index	39	December 2017	3,782,322	27,436	(5,012)
	FTSE/JSE TOP 40 Index	8	December 2017	302,176	3,037	(1,025)
	FTSE/MIB Index	7	December 2017	922,826	4,757	18,001
*	Gold 100 oz	5	December 2017	652,332	(1,950)	(9,932)
	Hang Seng China Enterprises Index	6	October 2017	422,304	2,919	(3,555)
	Hang Seng Index	7	October 2017	1,232,131	10,395	423
*	Hard Red Winter Wheat	(7)	December 2017	(152,366)	3,588	(2,597)
	IBEX 35 Index	8	October 2017	981,182	3,442	(401)
	Japanese Yen	(21)	December 2017	(2,373,707)	1,969	32,207
*	Lean Hogs	9	December 2017	208,019	6,030	7,801
*	Live Cattle	1	December 2017	45,093	80	1,007
*	London Metal Exchange Copper	1	October 2017	161,990	(1,006)	(809)
*	London Metal Exchange Copper	(1)	October 2017	(161,181)	1,006	4,466
*	London Metal Exchange Copper	1	November 2017	166,003	(1,031)	(4,422)
*	London Metal Exchange Lead	5	October 2017	299,640	2,969	12,110
*	London Metal Exchange Lead	(5)	October 2017	(311,750)	(2,969)	(19,477)
*	London Metal Exchange Lead	3	November 2017	168,759	1,481	18,066
*	London Metal Exchange Nickel	4	October 2017	262,020	1,380	(11,688)
*	London Metal Exchange Nickel	(4)	October 2017	(250,332)	(1,380)	24,822
*	London Metal Exchange Nickel	2	November 2017	139,206	702	(13,704)
*	London Metal Exchange Primary Aluminum	8	October 2017	404,874	(5,750)	11,326
*	London Metal Exchange Primary Aluminum	(8)	October 2017	(416,200)	5,750	(149)
*	London Metal Exchange Primary Aluminum	8	November 2017	421,924	(5,850)	(4,124)
*	London Metal Exchange Primary Aluminum	(1)	November 2017	(52,225)	731	1,591
*	London Metal Exchange Tin	3	October 2017	307,314	1,425	4,986
*	London Metal Exchange Tin	(3)	October 2017	(312,300)	(1,425)	(1,059)
*	London Metal Exchange Tin	4	November 2017	415,002	1,900	398
*	London Metal Exchange Zinc	4	October 2017	296,212	1,725	22,313
*	London Metal Exchange Zinc	(4)	October 2017	(318,525)	(1,725)	(12,006)
*	London Metal Exchange Zinc	3	November 2017	229,209	1,144	8,410
	Long Gilt	(130)	December 2017	(21,970,208)	(43,550)	160,531
*	Low Sulphur Gas Oil	6	November 2017	310,436	(1,350)	14,914
	Mexican Peso	19	December 2017	527,804	(1,045)	(12,429)
	MSCI Taiwan Stock Index	16	October 2017	614,728	800	792
	NASDAQ 100 E-mini	6	December 2017	719,892	5,280	(1,992)

*	Natural Gas	(6)	October 2017	(182,864)	600	2,444
	New Zealand Dollar	(4)	December 2017	(288,797)	600	317
*	NY Harbor ULSD	4	October 2017	297,652	(2,402)	6,428
	OMX Nordic Exchange	53	October 2017	1,042,526	7,809	35,239
*	Palladium	3	December 2017	267,376	2,700	13,679
*	RBOB Gasoline	3	October 2017	202,801	(2,999)	(2,335)
*	Red Spring Wheat	4	December 2017	138,815	(4,250)	(14,065)
*	Robusta Coffee	1	November 2017	21,499	190	(1,819)
	Russell 2000 Mini Index	10	December 2017	717,458	150	28,992
	S&P/Toronto Stock Exchange 60 Index	18	December 2017	2,599,980	4,905	103,298
	SGX MSCI Singapore Index	34	October 2017	900,960	(1,003)	1,645
	SGX Nikkei 225 Index	141	December 2017	12,541,641	(15,663)	593,254
*	Silver	1	December 2017	89,702	(855)	(6,322)
*	Soybean	(19)	November 2017	(945,857)	(8,313)	26,019
*	Soybean Meal	(5)	December 2017	(150,924)	(2,150)	(6,976)
*	Soybean Oil	3	December 2017	63,579	-	(4,503)
*	Sugar No. 11	(10)	February 2018	(164,328)	(1,680)	6,408
	Swiss Franc	1	December 2017	130,227	225	(502)
	U.S. 10 Year Treasury Note	(10)	December 2017	(1,268,575)	2,344	15,450
	U.S. 2 Year Treasury Note	(3)	December 2017	(647,261)	234	151
	U.S. Treasury Long Bond	9	December 2017	1,406,143	281	(30,830)
*	Wheat	(7)	December 2017	(152,491)	2,363	(4,397)
*	White Sugar	(11)	November 2017	(208,419)	(1,925)	9,209
*	WTI Crude	(1)	October 2017	(50,428)	(110)	(1,242)
						$1,140,101
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Tax Footnote
September 30, 2017 (Unaudited)
The cost basis of investments for federal income tax purposes at third quarter following FYE was as follows(1):

	Investments	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total Portfolio
Tax cost(2)	$137,825,660	$(106,102)	$-	$-	$-	$137,719,558

Gross unrealized appreciation	2,770,425	78,542	3,436,763	1,661,077	775,276	8,722,083
Gross unrealized depreciation	(1,880,074)	-	(3,437,280)	(520,976)	(368,171)	(6,206,501)
Net unrealized appreciation (depreciation)	890,351	78,542	(517)	1,140,101	407,105	2,515,582

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
(2) Tax cost represents tax cost on investments, net of proceeds on securities sold short and premiums on written options.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2017 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2017, were $2,196,517 which represented 1.25% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2017:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Foreign Government Bonds	$-	$5,005,684	$-	$5,005,684
Purchased Options	214,830	215,175	-	430,005
Warrants		919,133	-	919,133
Short-Term Investments	-	132,361,189	-	132,361,189
Total Investments	$214,830	$138,501,181	$-	$138,716,011

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(27,560)	$-	$-	$(27,560)
Forward Currency Contracts *	-	(517)	-	(517)
Total Return Swaps *	-	137,041	-	137,041
Interest Rate Swaps *	-	187,266	-	187,266
Inflation Swaps *	-	82,798		82,798
Future Contracts *	1,140,101	-	-	1,140,101
Total Other Financial Instruments	$1,112,541	$406,588	$-	$1,519,129

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 27, 2017